Total
Tradr 1.5X Short TSLA Monthly ETF
Tradr 1.5X Short TSLA Monthly ETF
Investment Objective

The Tradr 1.5X Short TSLA Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to the inverse (-150%) of the calendar month performance of the common shares of Tesla, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a calendar month.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tradr 1.5X Short TSLA Monthly ETF Tradr 1.5X Short TSLA Monthly ETF
Management fees	1.00%
Distribution and Service (Rule 12b-1) fees	none
Other expenses	0.98%	[1]
Total annual fund operating expenses	1.98%	[2]
Fee waiver and expense reimbursement	(0.48%)	[3]
Total annual fund operating expenses after fee waiver and reimbursement	1.50%	[1],[2]
[1]	“Other expenses” are estimated for the current fiscal year.
[2]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap, is estimated to be 0.50% for the fiscal year ending March 31, 2025.
[3]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.50%. This agreement is effective until August 31, 2025 and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	One Year	Three Years
Tradr 1.5X Short TSLA Monthly ETF | Tradr 1.5X Short TSLA Monthly ETF | USD ($)	153	575

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of TSLA. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, -150% performance of TSLA for a full calendar month, and not for any other period, by entering into one or more swaps on TSLA. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on TSLA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing TSLA. The Adviser attempts to consistently apply leverage to maintain the Fund’s exposure to -150% of TSLA’s monthly returns, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of TSLA intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of TSLA (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is 40%. For example, if the price of TSLA rises by 40% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the -150% inverse leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the inverse return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated in the industry assigned to TSLA (i.e., hold 25% or more of its total assets in investments that provide inverse exposure to the industry assigned to TSLA). As of the date of this prospectus, TSLA is assigned to the automotive industry.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

TSLA designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 or ticker symbol “TSLA” through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Shares of TSLA are listed on the Nasdaq Global Select Market exchange under the ticker symbol “TSLA”.

The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, and any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of Tesla, Inc. None of the Fund, the Trust, the Advisor, and any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

None of the Trust, the Fund and their affiliates makes any representation to you as to the performance of TSLA.

Principal Risks
Performance

The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.